Accounts Receivable	6 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts receivable

Note 5 – Accounts receivable

Accounts receivable consisted of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Online concert subscription fees due from App payment collections agent	$1,920,000	$-